Unit Purchase Options (Tables)	12 Months Ended
Oct. 31, 2021
Unit Purchase Options
Schedule of grant date based on the Black-Scholes pricing model

○	Expected dividend yield	Nil%

○	Risk free interest rate	1.690%

○	Expected life	5.5 months

○	Expected volatility	99%*

*	Based on the volatility of comparable publicly traded companies

Schedule of finance charge expense and was estimated

○	Expected dividend yield	Nil%

○	Risk free interest rate	1.710%

○	Expected life	2.0 months

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies